Employees	12 Months Ended
Mar. 31, 2022
Employees
Employees

24. Employees

This note shows the average number of people employed by the Group during the year, in which areas of our business our employees work and where they are based. It also shows total employment costs.

	2022	2021	2020
	Employees	Employees	Employees
By activity
Operations	15,404	14,893	14,616
Selling and distribution	25,499	26,874	28,133
Customer care and administration	56,038	54,739	52,470
	96,941	96,506	95,219
By segment
Germany	15,256	15,798	15,199
Italy	5,765	5,818	5,980
Spain	4,194	4,257	4,316
UK	9,198	9,584	10,295
Other Europe	15,106	15,460	14,646
Vodacom	7,973	7,810	7,773
Other Markets	9,336	9,498	10,515
Vantage Towers[1]	502	–	–
Common Functions	29,611	28,281	26,495
Total	96,941	96,506	95,219

Note:

1	Vantage Towers is a new reporting segment for the year ended 31 March 2022. See Note 2 ‘Revenue disaggregation and segmental analysis’ for details.

The cost incurred in respect of these employees (including Directors) was:

	2022	2021	2020
	€m	€m	€m
Wages and salaries	4,469	4,238	4,571
Social security costs	578	549	531
Other pension costs (note 25)	168	235	226
Share-based payments (note 26)	119	135	134
Total	5,334	5,157	5,462